Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,979.63
Previously Paid Amount	0.54
Total Fee Amount	0.55
Total Offset Amount	0.00
Net Fee	$ 0.01